Transactions with Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Related Party Transaction [Line Items]
Deposits outstanding amount	$ 488,441	$ 499,387	$ 493,538
Directors and executive officers
Related Party Transaction [Line Items]
Deposits outstanding amount	$ 10,700	$ 9,500